Inventories-Summary Of Inventories (Detail) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Raw materials & Work in progress	€ 48,137	€ 55,736
Finished goods	8,469	14,346
Total	€ 56,606	€ 70,082